Share-Based Compensation (Details) - Schedule of options activities - 2020 Plan [Member] ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 ¥ / shares shares	Dec. 31, 2020 $ / shares
Share-Based Compensation (Details) - Schedule of options activities [Line Items]
Number of options, Options outstanding | shares
Weighted average exercise price, Options outstanding | $ / shares		$ 0.0001
Weighted average grant date fair value, Options outstanding | ¥ / shares	¥ 41.51
Weighted average remaining contractual term, Options outstanding | shares
Number of options, Granted | shares			13,870,252	13,870,252
Weighted average exercise price, Granted | $ / shares		0.0001	$ 0.0001
Weighted average grant date fair value, Granted | ¥ / shares				¥ 41.51
Weighted average remaining contractual term, Granted			9 years 8 months 19 days	9 years 8 months 19 days
Number of options, Options outstanding | shares	6,978,691		13,870,252	13,870,252
Weighted average exercise price, Options outstanding | $ / shares		$ 0.0002	$ 0.0001
Weighted average grant date fair value, Options outstanding | ¥ / shares	¥ 40.59			¥ 41.51
Weighted average remaining contractual term, Options outstanding	8 years 10 months 6 days		9 years 8 months 19 days	9 years 8 months 19 days
Aggregate intrinsic value, Options outstanding | ¥	¥ 287,773	$ 287,773
Number of options, Options vested and expected to vest | shares	6,978,691	6,978,691
Weighted average exercise price, Options vested and expected to vest | $ / shares					$ 0.0002
Weighted average grant date fair value, Options vested and expected to vest | ¥ / shares	¥ 40.59
Weighted average remaining contractual term, Options vested and expected to vest	8 years 10 months 6 days
Aggregate intrinsic value, Options vested and expected to vest | ¥	¥ 287,773
Number of options, Options exercisable | shares	2,693,250	2,693,250
Weighted average exercise price, Options exercisable | $ / shares					$ 0.0002
Weighted average grant date fair value, Options exercisable | ¥ / shares	¥ 39.49
Weighted average remaining contractual term, Options exercisable	8 years 11 months 26 days
Aggregate intrinsic value, Options exercisable | ¥	¥ 111,059	$ 111,059
Number of options, Granted (before Replacement Date) | shares	2,034,961
Weighted average exercise price, Granted (before Replacement Date) | $ / shares		$ 0.0001	$ 0.0001
Weighted average grant date fair value, Granted (before Replacement Date) | $ / shares		34.47
Number of options, Forfeited (before Replacement Date) | shares	(1,271,704)
Weighted average exercise price, ForfeitedForfeited (before Replacement Date) | $ / shares		0.0001
Weighted average grant date fair value, Forfeited (before Replacement Date) | ¥ / shares	¥ 40.86
Number of options, Conversion due to recapitalization | shares	(7,633,818)
Weighted average exercise price, Conversion due to recapitalization | $ / shares		0.0002
Weighted average grant date fair value, Conversion due to recapitalization | ¥ / shares	¥ 37.22
Number of options, Forfeited (after Replacement Date) | shares	(21,000)
Weighted average exercise price, Forfeited (after Replacement Date) | $ / shares		$ 0.0002
Weighted average grant date fair value, Forfeited (after Replacement Date) | ¥ / shares	¥ 41.51